Income Taxes - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	¥ 0		¥ 0	¥ 2,293
Deferred tax expense	0		0	0
Income tax expense	¥ 0	$ 0	¥ 0	¥ 2,293